Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

19. Inventories

The following table provides an overview of our inventories by type of inventory:

	December 31,
	2024	2023

	(Euro, in thousands)
Raw materials	€51,192	€55,263
Semi-finished products	—	12,598
Finished products	—	6,117
Total inventories	€51,192	€73,978

Our inventory consisted in full out of Jyseleca® products.